Public Offering - Additional Information (Detail) - $ / shares		9 Months Ended
	Nov. 24, 2020	Mar. 31, 2021
Description Of Number Of Securities Called By Each Unit		Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”).
Common Class A [Member]
Stock Issued During Period Shares	25,435,000
Common Class A [Member] | Public Warrant [Member]
Exercise Price Of Warrants Or Rights	$ 11.50
Common Class A [Member] | Over-Allotment Option [Member]
Stock Issued During Period Shares	435,000
Shares Issued Price Per Share	$ 10.00